Acquisition (Tables)	12 Months Ended
Dec. 31, 2013
Acquisition [Abstract]
Schedule of Acquisition
The following table summarizes the consideration paid for TVP and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date.

Consideration:
Cash	$9,000
Contingent consideration arrangement	3,820
Fair value of total consideration transferred	12,820
Acquisition related costs included in G&A	900
Recognized amounts of identifiable assets acquired and liabilities assumed:
Current assets	2,621
Property and equipment	1,350
Intangible assets	6,154
Current liabilities	(2,097)
Long term deferred taxes	(1,355)
Long-term debt	(238)
Total identifiable net assets assumed	6,435
Goodwill	6,385
Total	$12,820